Prepaid expenses and deposits	9 Months Ended
Sep. 30, 2025
Prepaid expenses and deposits [abstract]
Prepaid expenses and deposits
5.	Prepaid expenses and deposits

The Company’s prepaid expenses and deposits include the following:

	September 30, 2025	December 31, 2024
	$	$
Research and development	—	26,348
Insurance	24,699	36,162
Other prepaids and deposits	14,595	6,526
	39,294	69,036